Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Apr. 05, 2018
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Apr. 05, 2018
Document Effective Date	Apr. 05, 2018
Prospectus Date	Apr. 05, 2018
Calvert Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	CFOAX
Calvert Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	CFOIX
Calvert Floating-Rate Advantage Fund | Class R6
Risk/Return:
Trading Symbol	CFORX
Calvert Ultra-Short Duration Income NextShares | Calvert Ultra-Short Duration Income NextShares
Risk/Return:
Trading Symbol	CRUSC